Cash flow and cash equivalent information (Details 2) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Cash Flow And Cash Equivalent Information
Investments in joint ventures		$ (106,892)
Trade and other receivables	$ (36,346)
Income tax and minimum presumed income tax credits	(106)	(97,167)
Investment properties (Note 9)	(106,795)
Property, plant and equipment (Note 10)	(193)
Borrowings		54,516
Salaries and social security costs	2,518
Deferred income tax (Note 20)	12,070	6,314
Income tax and minimum presumed income tax liabilities	1,332	1,060
Trade and other payables	110,161	13,375
Provisions (Note 19)	452	2,361
Total net non-cash assets acquired	(16,907)	(126,433)
Cash and cash equivalent acquired		(6,902)
Fair value of interest held before combination		66,658
Goodwill	(74,486)	(26,375)
Non-controlling interest	6,763	40,004
Total net assets acquired	(84,630)	(53,048)
Financed amount	38,285
Cash acquired		6,902
Acquisition of subsidiaries, net of cash acquired	$ (46,345)	$ (46,146)